                                             JOHN E. CONNOLLY, JR.
                                             ASSISTANT GENERAL COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

                                        September 8, 2006

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     RE: MetLife Insurance Company of Connecticut
         MetLife of CT Separate Account Thirteen for Variable Annuities File No. 811-21263

Commissioners:

Semi-Annual Reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Separate Account Thirteen for Variable Annuities of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of Dreyfus Variable Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 000813383, File No. 811-05125.

The Semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-Annual Reports for certain portfolios of Lazard Retirement Series, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001033669, File No. 811-08071.

The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000919557, File No. 811-08372.

The Semi-Annual Reports for certain portfolios of Lord Abbett Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000855396, File No. 811-05876.

MetLife of CT Separate Account Thirteen for Variable Annuities
File No. 811-21263
Page 2


The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios I, Inc., are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047909, File No. 811-08443.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-annual reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
                                        ----------------------------------------
                                        John E. Connolly, Jr.
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company